Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

October 1, 2021

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
	File Nos.	33-72424
811-8194
POST-EFFECTIVE AMENDMENT NO. 255

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 255 to the Fund’s 1933 Act Registration Statement on Form N-1A and Amendment No. 256 to its 1940 Act Registration Statement.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0892.

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP